Segment Information (WNR - Additional Information) (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($) stores_stations refineries mi bbl	Jun. 30, 2015 USD ($) stores_stations	Jun. 30, 2016 USD ($) operating_segments stores_stations refineries mi bbl	Jun. 30, 2015 USD ($) stores_stations	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | operating_segments			3
Derivative, Gain (Loss) on Derivative, Net | $	$ 550	$ 7,823	$ (14,464)	$ (16,968)
Number of Stores | stores_stations	543		543
Inventory, Change in Lower of Cost or Market Reserve | $	$ (35,600)	(38,200)	$ (87,400)	(53,900)
Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets	3		3
Refining Group [Member]
Segment Reporting Information [Line Items]
Inventory, Change in Lower of Cost or Market Reserve | $	$ (34,900)	$ (37,200)	$ (86,500)	$ (52,600)
Refining Group [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets	3		3
Retail Group [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations	259	262	259	262
Inventory, Change in Lower of Cost or Market Reserve | $	$ (700)	$ (1,000)	$ (800)	$ (1,300)
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Pipeline, Miles | mi	685		685
Active Storage Capacity | bbl	8,400,000		8,400,000
Non-Staffed Fueling Locations [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations	52	52	52	52
Glencore Supply Agreement [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Derivative, Gain (Loss) on Derivative, Net | $	$ (300)	$ (5,500)	$ 26,000	$ 16,000
Net Assets | $	$ 2,900		$ 2,900		$ 1,800
El Paso Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets	1		1
El Paso Facility [Member] | Refining Group [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets	1		1
Active Storage Capacity | bbl	131,000		131,000
Gallup Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets	1		1
Gallup Facility [Member] | Refining Group [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets	1		1
Active Storage Capacity | bbl	25,000		25,000
St. Paul Park, Minnesota [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets	1		1
St. Paul Park, Minnesota [Member] | Refining Group [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets	1		1
Active Storage Capacity | bbl	98,000		98,000
Northern Tier Energy LP [Member] | Wholly Owned Properties [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations	170		170
Northern Tier Energy LP [Member] | Franchised Units [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations	114		114
Cost of Sales [Member]
Segment Reporting Information [Line Items]
Derivative, Gain (Loss) on Derivative, Net | $	$ (14,048)	$ (8,729)